Note 11 - Impairment Loss on Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of components of other operating expense [text block]
	2018	2017	2016

Impairment - 2017 royalty rebate	—	181	—